CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 5,682	$ 5,918
Goodwill and intangible assets	35,269	35,981
Deferred tax assets	4,218	4,101
Derivative financial instruments	128	0
Other assets	139	207
Total non-current assets	45,436	46,207
Current assets
Inventories	22,503	29,123
Trade and other receivables	15,753	16,116
Income tax receivable	1,834	1,539
Cash and cash equivalents	6,578	25,910
Total current assets	46,668	72,688
TOTAL ASSETS	92,104	118,895
Equity attributable to the equity holders of the parent
Share capital	1,963	1,213
Share premium	46,458	16,187
Treasury shares	(24,922)	(24,922)
Accumulated (deficit)/surplus	(26,695)	12,559
Translation reserve	(5,775)	(5,379)
Equity component of convertible note	6,709	0
Other reserves	86	23
Total deficit	(2,176)	(319)
Current liabilities
Income tax payable	28	22
Trade and other payables	15,375	15,127
Provisions	50	50
Exchangeable notes and other borrowings	210	83,312
Lease liabilities	1,676	1,980
Total current liabilities	17,339	100,491
Non-current liabilities
Senior secured term loan	44,301	0
Derivative financial liability	1,569	0
Convertible Note	13,746	0
Lease liabilities	12,267	13,865
Deferred tax liabilities	5,058	4,858
Total non-current liabilities	76,941	18,723
TOTAL LIABILITIES	94,280	119,214
TOTAL EQUITY AND LIABILITIES	$ 92,104	$ 118,895